CAPITAL LEASES	12 Months Ended
Dec. 31, 2017
CAPITAL LEASES
CAPITAL LEASES

29. CAPITAL LEASES

        During 2017, the Company sold certain machinery ("leased assets") to third party financing companies (the "purchaser-lessor") and simultaneously entered into contracts to lease back the leased assets from the purchaser-lessor for periods ranging from two to four years. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payments over the terms of the lease and has the option to re-purchase the machinery for a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately $6.5million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets.

        In March 2017, the Company entered into a two-year finance leasing contract with a third-party lessor to lease equipment with carrying amount of $23.0 million. Pursuant to the terms of the contract, the Company is required to pay to the lessor quarterly lease payment over the lease term and has the option to re-purchase these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

        As of December 31, 2016 and 2017, the net value of the leased assets are:

	At December 31, 2016	At December 31, 2017
	$	$
Machinery and equipment	17,206	131,624
Accumulated depreciation	(6,473)	(46,727)

Machinery and equipment, net	10,733	84,897

        The Company also leases machinery from third parties in the PRC under non-cancellable capital leases. As of December 31, 2017, future minimum lease payments for assets under capital leases to be paid over the remaining terms of up to four years were as follows:

Year Ending December 31:	$
2018	59,340
2019	33,300
2020	14,231
2021 and thereafter	3,425

Total minimum lease payments	110,296
Less: amount representing interest	6,982

Present value of net minimum lease payments	103,314
Current portion	59,942

Non-current portion	43,372

        The current portion of the present value of net minimum lease payments is recorded in other payables, while the non-current portion is recorded in other non-current liabilities.